Cover	Jun. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 10, 2022
Entity File Number	333-180251
Entity Registrant Name	EZRAIDER CO.
Entity Central Index Key	0001543066
Entity Tax Identification Number	45-4390042
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1303 Central Ave S
Entity Address, Address Line Two	Unit D
Entity Address, City or Town	Kent
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98032
City Area Code	(833)
Local Phone Number	724-3378
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false